CONCENTRATION OF RISK (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Share based compensation	$ 73,200	$ 100,000
Cash and cash equivalents	3,442,259		$ 1,366,231	$ 1,802,469
Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Cash and cash equivalents	3,400,000
Cash subject to credit risk	$ 3,200,000